Summary of Significant Accounting Policies (Policies)	12 Months Ended
Jul. 31, 2012
Accounting Policies [Abstract]
Consolidation, Policy [Policy Text Block]

Principles of Consolidation

The consolidated financial statements include the accounts of the Company and all of its subsidiaries in which a controlling interest is maintained. For those consolidated subsidiaries where the Company ownership is less than100percent, the outside stockholders’ interests are shown as minority interests. Effective December17,2004, the Company’s ownership in all consolidated subsidiaries is100percent. All significant intercompany transactions and balances have been eliminated.

In Process Research and Development, Policy [Policy Text Block]	Development Stage Company The accompanying consolidated financial statements have been prepared in accordance with the provisions of FASB ASC Topic915, “Development Stage Entities.”
Cash and Cash Equivalents, Policy [Policy Text Block]	Cash and Cash Equivalents The Company considers all highly liquid investments purchased with an original maturity of three months or less to be cash equivalents.
Inventory, Policy [Policy Text Block]

Inventory

Inventory consists of raw materials, product components and finished goods. Inventory is stated at the lower of cost or market with cost determined using the first-in first-out (“FIFO”) method. In evaluating whether inventory is stated at the lower of cost or market, management considers such factors as the amount of inventory on hand and in the distribution channel, estimated time required to sell such inventory, remaining shelf life and current and expected market conditions, including levels of competition. As appropriate, a provision is recorded to reduce inventory to its net realizable value. At July 31, 2012, all inventory balances had been written down to zero.

Property, Plant and Equipment, Policy [Policy Text Block]

Property and Equipment

Property and equipment are recorded at cost less accumulated depreciation. Depreciation is provided on the straight-line method over the estimated useful lives of the assets, which range from three to thirty years. Gains and losses on depreciable assets retired or sold are recognized in the statement of operations in the year of disposal. Repairs and maintenance expenditures are expensed as incurred.

Marketable Securities, Held-to-maturity Securities, Policy [Policy Text Block]

Assets Held for Investment

Property held for investment is recorded at cost less accumulated depreciation. Depreciation is provided on the straight-line method over the estimated useful lives of the assets of thirty years. Gains and losses on depreciable assets retired or sold are recognized in the statement of operations in the year of disposal. Repairs and maintenance expenditures are expensed as incurred.

Goodwill and Intangible Assets, Intangible Assets, Policy [Policy Text Block]

Patents

Capitalized patent costs represent legal costs incurred to establish patents and a portion of the acquisition price paid attributed to patents upon the acquisition of Antigen in August 2003.  When patents reach a mature stage, any associated legal costs are comprised mostly of maintenance fees and costs of national applications and are expensed as incurred.  Capitalized patent costs are amortized on a straight line basis over the remaining life of the patent.  As patents are abandoned, the net book value of the patent is written off. In the fiscal year ended July 31, 2012, the Company recorded a write down of $440,780 on certain patents. There were no write downs or disposals in the fiscal years ended July 31, 2011 and 2010.

Impairment or Disposal of Long-Lived Assets, Policy [Policy Text Block]

Impairment or Disposal of Long-Lived Assets

The Company assesses the impairment of long-lived assets under FASB ASC Topic 360 whenever events or changes in circumstances indicate that the carrying value may not be recoverable. For long-lived assets to be held and used, the Company recognizes an impairment loss only if its carrying amount is not recoverable and exceeds its fair value. The carrying amount of the long-lived asset is not recoverable if it exceeds the sum of the undiscounted cash flows expected to result from the use and eventual disposal of the asset. In the fiscal year ended July 31, 2012, the Company sold, wrote off or disposed of certain long-lived assets with a net book value of $2,945,079. In the fiscal year ended July 31, 2011, the Company recorded a write down of $35,878 on certain equipment. There were no write downs or disposals in the fiscal year ended July 31, 2010.

Derivatives, Reporting of Derivative Activity [Policy Text Block]

Derivative Warrant Liability

The Company’s derivative warrant instruments are measured at fair value using the binomial valuation model which takes into account, as of the valuation date, factors including the current exercise price, the expected life of the warrant, the current price of the underlying stock and its expected volatility, expected dividends on the stock and the risk-free interest rate for the term of the warrant.  The liability is revalued at each reporting period and changes in fair value are recognized in the consolidated statements of operations under the caption “Change in fair value of derivative warrant liability.” See Note 12 – Derivative Liabilities.

Revenue Recognition, Policy [Policy Text Block]

Revenue Recognition and Deferred Revenue

Revenues from the sale of commercial products are recognized at the time title of goods passes to the buyer and the buyer assumes the risks and rewards of ownership. Certain product sales are made to retailers under agreements allowing for a right to return unsold products. In accordance with FASB ASC Topic 605, recognition of revenue on all sales to these retailers is deferred until the right of return expires, the product is sold to a third party or a provision for returns can be reasonably estimated based on historical experience. The cost of inventory under these sales is considered to be consigned inventory until the revenue is recognized. Sales are reported net of estimated returns and allowances, discounts, mail-in rebate redemptions and credit card chargebacks. If actual sales returns, allowances, discounts, mail-in rebate redemptions or credit card chargebacks are greater than estimated by management, additional expense may be incurred. At July 31, 2012, we have $263,125 of deferred revenue for which a provision for returns cannot be reasonably estimated and thus the balance is included in Deferred Revenue on our consolidated balance sheets. The corresponding cost of sales has been previously written off and is not included in inventory as of July 31, 2012 as the timing of the recognition of the revenue cannot be reasonably estimated.

Grant revenue is recognized as the Company provides the services stipulated in the underlying grant based on the time and expenditures incurred. Amounts received in advance of services provided are recorded as deferred revenue and amortized as revenue when the services are provided. The Company received grant revenue of $488,959 in the fiscal year ended July 31, 2011 and recognized the full amount of the grant in fiscal 2011, as the Company had already incurred all of the qualifying expenses and the amount was fully received. There was no grant revenue in fiscal 2012. See Note 15 - Qualifying Therapeutic Discovery Project Program.

Included in miscellaneous income are fees received under licensing agreements. Nonrefundable fees received under licensing agreements are recognized as revenue when received if the Company has no continuing obligations to the other party.

Rental income is recognized as revenue in the period in which the related rental space is occupied.

Research and Development Expense, Policy [Policy Text Block]

Research and Development Costs

Expenditures for research and development are expensed as incurred and include, among other costs, those related to the production of experimental drugs, including payroll costs, and amounts incurred for conducting clinical trials. Amounts expected to be received from governments under research and development tax credit arrangements are offset against current research and development expense.

Income Tax, Policy [Policy Text Block]

Income Taxes

Income taxes are accounted for under the asset and liability method prescribed by FASB ASC Topic 740. These standards require a company to determine whether it is more likely than not that a tax position will be sustained upon examination based upon the technical merits of the position.  If the more likely than not threshold is met, a company must measure the tax position to determine the amount to recognize in the financial statements.Deferred income taxes are recorded for temporary differences between financial statement carrying amounts and the tax basis of assets and liabilities. Deferred tax assets and liabilities reflect the tax rates expected to be in effect for the years in which the differences are expected to reverse. A valuation allowance is provided if it is more likely than not that some or all of the deferred tax asset will not be realized. At July 31, 2012 and 2011, the Company had a full valuation allowance equal to the amount of the net deferred tax asset.

The Company adopted the FASB guidance concerning accounting for uncertainty in income taxes, which clarifies the accounting and disclosure for uncertainty in tax positions as of August 1, 2007. The guidance requires that the Company determine whether it is more likely than not that a tax position will not be sustained upon examination by the appropriate taxing authority. If a tax position does not meet the more likely than not recognition criterion, the guidance requires that the tax position be measured at the largest amount of benefit greater than 50 percent not likely of being sustained upon ultimate settlement. Based on the Company’s evaluation, management has concluded that there are no significant uncertain tax positions requiring recognition in the consolidated financial statements.

Share-based Compensation, Option and Incentive Plans Policy [Policy Text Block]

Stock-Based Compensation

The Company follows FASB ASC Topic 718 which requires that new, modified and unvested share-based payment transactions with employees, such as grants of stock options and restricted stock, be recognized in the financial statements based on their fair value at the grant date and recognized as compensation expense over their vesting periods. The Company estimates the fair value of stock options as of the date of grant using the Black-Scholes option pricing model and restricted stock based on the quoted market price. The Company also follows the guidance in FASB ASC Topic 505 for equity based payments to non-employees for equity instruments issued to consultants and other non-employees.

Earnings Per Share, Policy [Policy Text Block]

Net Loss per Common Share

Basic earnings per share is computed by dividing income (loss) available to common stockholders by the weighted average number of common shares outstanding during the period. Diluted earnings per share gives effect to all dilutive potential common shares outstanding during the period. The computation of diluted earnings per share does not assume conversion, exercise or contingent exercise of securities that would have an anti-dilutive effect on earnings. Refer to Note 16 for methodology for determining net loss per share.

Comprehensive Income, Policy [Policy Text Block]	Comprehensive Income/(Loss) Other comprehensive income/(loss), which includes only foreign currency translation adjustments, is shown in the Statement of Changes in Stockholders’ Equity.
Concentration Risk, Credit Risk, Policy [Policy Text Block]

Concentration of Credit Risk

The Company maintains cash balances, at times, with financial institutions in excess of amounts insured by the Canada Deposit Insurance Corporation and the U.S. Federal Deposit Insurance Corporation. Management monitors the soundness of these institutions and has not experienced any collection losses with these financial institutions.

Foreign Currency Transactions and Translations Policy [Policy Text Block]

Foreign Currency Translation

Foreign denominated assets and liabilities of the Company are translated into U.S. dollars at the prevailing exchange rates in effect at the end of the reporting period. Income statement accounts are translated at a weighted average of exchange rates which were in effect during the period. Translation adjustments that arise from translating the foreign subsidiary’s financial statements from local currency to U.S. currency are recorded in the other comprehensive loss component of stockholders’ equity.

Fair Value of Financial Instruments, Policy [Policy Text Block]

Fair Value of Financial Instruments

Fair value is defined under FASB ASC Topic 820 as the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or the most advantageous market for an asset or liability in an orderly transaction between participants on the measurement date. Valuation techniques used to measure fair value must maximize the use of observable inputs and minimize the use of unobservable inputs. The standard describes a fair value hierarchy based on the levels of inputs, of which the first two are considered observable and the last unobservable, that may be used to measure fair value. The levels are as follows:

·	Level 1 - Quoted prices in active markets for identical assets or liabilities

·

Level 2 - Inputs other than Level 1 that are observable, either directly or indirectly, such as quoted prices for similar assets or liabilities; quoted prices in markets that are not active; or other inputs that are observable or corroborated by observable market data for substantially the full term of the assets or liabilities

·	Level 3 - Unobservable inputs that are supported by little or no market activity and that are significant to the value of the assets or liabilities

The Company’s financial instruments consist of cash and cash equivalents, accounts receivable, long-term debt, accounts payable and accrued expenses, as well as derivative warrant liabilities and derivative additional investment rights. All of these items, except for the derivative warrant liabilities and derivative additional investment rights, were determined to be Level 1 fair value measurements. The carrying amounts of cash and cash equivalents, accounts receivable and accounts payable and accrued expenses approximate their respective fair values because of the short maturities of these instruments. Long-term debt balances were determined to approximate their fair value as we believe the borrowing rates reflect the prevailing market rates available for similar debt instruments.

The Company has determined its derivative warrant liability and its derivative additional investment rights liability to be Level 2 fair value measurements and has used the binomial lattice model valuation method to calculate the fair value of the derivative warrant liability and the derivative additional investment rights liability at July 31, 2012 and 2011.See Note 12 – Derivative Liabilities.

Use of Estimates, Policy [Policy Text Block]

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the dates of the financial statements and the reported amounts of revenues and expenses during the reporting periods.The Company evaluates its estimates, including those related to bad debts, long lived assets (including patents) impairment valuations, debt obligations, derivatives, convertible preferred shares, long-term contracts, and contingencies and litigation, on an ongoing basis. The Company bases its estimates on historical experience and on various other assumptions that are believed to be reasonable under the circumstances, the results of which form the basis for making judgments about the carrying values of assets and liabilities that are not readily apparent from other sources. Actual results may differ from these estimates under different assumptions or conditions.

Critical accounting estimates are reviewed and discussed with the audit committee of the board of directors. The Company considers an accounting estimate to be critical if it requires assumptions to be made that were uncertain at the time the estimate was made and changes in the estimate or different estimates that could have been selected could have a material impact on our results of operations or financial condition.

New Accounting Pronouncements, Policy [Policy Text Block]

Effects of Recent Accounting Pronouncements

Recently Adopted Accounting Pronouncements

In January 2010, the Financial Accounting Standards Board (“FASB”) issued additional guidance on fair value measurements and disclosures which requires reporting entities to provide information about movements of assets among Levels 1 and 2 of the three-tier fair value hierarchy established by the existing guidance. The guidance was effective for our fiscal year beginning August 1, 2011. The adoption of this new accounting guidance did not have a material impact on the Company’s consolidated financial statements.

In May 2011, the FASB issued further guidance on fair value measurements and disclosures which requires the categorization by level for items that are only required to be disclosed at fair value and information about transfers between Level 1 and Level 2. In addition, the update provides guidance on measuring the fair value of financial instruments managed within a portfolio and the application of premiums and discounts on fair value measurements. The guidance requires additional disclosure for Level 3 measurements regarding the sensitivity of fair value to changes in unobservable inputs and any interrelationships between those inputs. The guidance is effective for the Company’s interim period ended April 30, 2012. The adoption of this new accounting guidance did not have a material impact on the Company’s consolidated financial statements.

Recently Issued Accounting Pronouncements

In June 2011, the FASB issued guidance regarding the presentation of Comprehensive Income within financial statements. The guidance will be effective for the Company’s annual fiscal period ended July 31, 2013 and subsequent interim periods. The Company does not expect the adoption of this new accounting guidance to have a material impact on its consolidated financial statements.